Financial instruments risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities

Financial assets:

	Fair value through profit or loss		Amortized cost
	2021	2020	2021	2020
	NIS in thousands
Cash and cash equivalents	-	-	195,718	201,822
Financial assets at fair value through profit or loss	185,146	168,400	-	-
Loans to others	-	-	-	18,707
Trade and other receivables	-	-	138,956	137,968
Total financial assets	185,146	168,400	334,674	358,497

F - 13

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 3 – Financial instruments risk management (continued)

(ii) Financial instruments by category (continued)

Financial liabilities:

	Fair value through profit or loss		Amortized cost
	2021	2020	2021	2020
	NIS in thousands
Trade payables	-	-	20,386	23,474
Financial liabilities at fair value through profit or loss	13,960	-	-	-
Total financial liabilities	13,960	-	20,386	23,474

	up to 30 days	Between 1 and 6 months.	Between 7 and 12 months.	Total	Present value
forward exchange contracts	2,280	10,505	1,471	14,256	13,960

Schedule of Classification of Financial Instruments by Fair Value Hierarchy

The fair value hierarchy of financial instruments measured at fair value is provided below

	Level 1		Level 2		Level 3
	2021	2020	2021	2020	2021	2020
	NIS in thousands
Financial assets at fair value through profit or loss	154,090	154,700	-	-	31,056	13,700
Financial liabilities at fair value through profit or loss	-	-	-	-	13,960	-

Schedule of Reconciliation of Opening and Closing Fair Value

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2021	154,700	13,700
Purchases	47,251	15,754
Disposals	(65,724)	-
Gain	17,863	1,602
December 31, 2021	154,090	31,056

Financial liabilities at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2021	-	-
loss	-	(13,960)
December 31, 2021	-	(13,960)

Schedule of Exchange rate risk

As of 31 December, the Company's net exposure to foreign exchange risk was as follows:

	2021	2020
Net foreign currency financial assets/(liabilities)	NIS in thousands
USD	22,614	10,942
EURO	(1,834)	(4,786)
Total net exposure	20,780	6,156

Schedule of Sensitivity Analysis

The following table details the Company's sensitivity to a 10% increase and decrease in the NIS against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management's assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit and other equity where the NIS strengthens 10% against the relevant currency. For a 10% weakening of the NIS against the relevant currency, there would be opposite impact on the profit and other equity, and the balances below would be negative.

	USD		EURO
	2021	2020	2021	2020
	NIS in thousands
10% increase	2,496	1,094	17,172	(479)
10% decrease	(2,587)	(1,094)	(20,353)	479